Condensed Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders' Equity/(Deficit) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Stock issuance cost	$ 4,250
Convertible Preferred Stock [Member]
Stock issuance cost		$ 3,324
Series Seed Two Redeemable Convertible Preferred Stock [Member]
Stock issuance cost				$ 88
Series A Redeemable Convertible Preferred Stock [Member]
Stock issuance cost			$ 3,324